Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Total	$ 10,716,005	$ 10,676,403
Less: Accumulated depreciation	(2,380,682)	(1,516,189)
Carrying amount	8,335,323	9,160,214
Performance equipment [Member]
Property, Plant and Equipment [Line Items]
Total	10,637,926	10,637,926
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 78,079	$ 38,477